Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	CUMULUS MEDIA INC
Entity Central Index Key	0001058623
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38108
Entity Tax Identification Number	82-5134717
Entity Address, Address Line One	3280 Peachtree Road, N.W., Suite 2200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(404)
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information [Line Items]
Document Period End Date	May 05, 2021
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A common stock
Trading Symbol	CMLS
Security Exchange Name	NASDAQ
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	CMLS
Security Exchange Name	NASDAQ